Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

8. Income taxes

The Company and its subsidiary companies file separate income tax returns.

The United States of America

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017. As the Company has a December 31 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.5% for our fiscal year ending December 31, 2018, and 21% for subsequent fiscal years. Accordingly, we have to remeasure our deferred tax assets on net operating loss carryforward in the U.S. at the lower enacted cooperated tax rate of 21%. However, this re-measurement has no effect on the Company’s income tax expenses as the Company has provided a 100% valuation allowance on its deferred tax assets previously.

Additionally, the Tax Act imposes a one-time transition tax on deemed repatriation of historical earnings of foreign subsidiaries, and future foreign earnings are subject to U.S. taxation. The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and net operating loss (NOL) carryforwards and recorded a one-time income tax payable in 8 years.

ABITS GROUP INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Abit USA, Inc was incorporated under the laws of the State of Delaware on April 27, 2022.

British Virgin Islands

Moxian BVI is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Abits Group Inc is not subject to tax on income or capital gains. In addition, upon payments of dividends the Company, no British Virgin Islands withholding tax is imposed.

Hong Kong

Abit Hong Kong is incorporated in the Special Administrative Region of Hong Kong where the profits tax rate is 16.5%. It commenced operations in 2023 but did not derive any taxable income.

PRC

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s sole PRC subsidiary, Beijing Bitmatrix Technology Co. Ltd. has not derived any taxable income since inception. It provides administrative and accounting services to other subsidiary companies.

Income Tax	Years Ended December 31

(Loss)/Income before income taxes	(12,585,250)
Current income tax expense	0
Deferred tax benefits	0
Total income taxes expenses	0

(Loss)/Income before income taxes	(12,585,250)
Income tax computed at different regions statutory tax rate	0
Effect of non-taxable income	0
Effect of non-deductible expenses	0
Effect of preferential tax rate	0
Deferred tax assets losses not recognized	0
Others	0

Income Tax	0